7. Business Acquisitions	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Business Acquisitions

NOTE 7 – BUSINESS ACQUISITIONS

United Combat League, UCL MMA LLC

Effective May 1, 2019, the Company completed its previously announced acquisition of 100% of the equity interest in United Combat League, LLC (“UCL”), in an effort to execute its strategy of developing and building a Premier Development League for the Mixed Martial Arts (“MMA”) marketplace. The purchase price was $20,000 in cash and 6,000,000 shares of Restricted Common Stock issuable to Michael Davis, the seller of the equity interest in the acquisition. The Company is required to pay the cash consideration in three payments as follows: (i) $10,000 on or before 10 calendar days after the execution date of the agreement, (ii) $5,000 on or before 45 calendar days after the execution date of the agreement, and (iii) $5,000 on or before 90 calendar days after the execution date of the agreement. As of June 30, 2020, the $10,000 cash consideration has been paid in full.

Consideration

Cash	$20,000
6,000,000 shares of common stock issued to the sellers valued using an observable market price	39,000
Total consideration	$59,000

Fair value of net identifiable assets (liabilities) acquired

Intangible assets - licenses for the right to hold fight events	$59,000

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The intangible assets - licenses are being amortized over their estimated life, currently expected to be five years.

Pinnacle Combat LLC- Acquisition

On July 15, 2019, to be effective June 29, 2019, the Company completed an acquisition of 100% of the equity interest in Pinnacle Combat LLC of Iowa (“Pinnacle”), in an effort to execute its strategy of developing and building a Premier Development League for the MMA marketplace. The purchase price was $20,000 in cash and 8,000,000 shares of Restricted Common Stock, 5,000,000 to be issued to Harry Maglaris and 3,000,000 to be issued to Ken Rigdon, collectively the sellers of the equity interest in the acquisition. The Company is required to pay the cash consideration in three payments as follows: (i) $10,000 on or before 10 calendar days after the execution date of the agreement, (ii) $5,000 on or before 45 calendar days after the execution date of the agreement, and (iii) $5,000 on or before 90 calendar days after the execution date of the agreement. As of June 30, 2020, the $10,000 cash consideration has been paid in full.

Consideration
Cash	$20,000
8,000,000 shares of common stock issued to the sellers valued using an observable market price	62,400
Total consideration	$82,400

Fair values of identifiable net assets:
Property & equipment:
Cages	$54,000
Event asset (barriers)	3,420
Truck/trailer	1,710
Venture lighting system	14,250
Total identifiable net assets	73,380

Intangible assets:
Licenses for the right to hold fight events	34,048

Fair value of liabilities assumed:
Credit card liability	25,028

Fair value of net identifiable assets (liabilities) acquired	$82,400

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The intangible assets - licenses are being amortized over their estimated life, currently expected to be five years.

Strike Hard Productions LLC- Acquisition

On September 1, 2019, the Company completed an acquisition of 100% of the equity interest in Strike Hard Productions LLC, a fighting promotion business, in an effort to execute its strategy of developing and building a Premier Development League for the MMA marketplace. The purchase price was $20,000 in cash and 9,000,000 shares of Restricted Common Stock, 3,000,000 Restricted Shares issued to be issued to David Elder, 3,000,000 Restricted Common Shares to be issued to James Sullivan and 3,000,000 Restricted Common Shares to be issued to Matt Leavell, collectively the sellers of the equity interest in the acquisition. The Company is required to pay the cash consideration in three payments as follows: (i) $10,000 on or before 10 calendar days after the execution date of the agreement, (ii) $5,000 on or before 45 calendar days after the execution date of the agreement, and (iii) $5,000 on or before 90 calendar days after the execution date of the agreement. As of June 30, 2020, the $10,000 cash consideration has been paid in full.

Consideration
Cash	$20,000
9,000,000 shares of common stock issued to the sellers valued using an observable market price	52,200
Total consideration	$72,200

Fair values of identifiable net assets:
Property & equipment:
Cages	$22,000
Event asset (tables)	1,000
Total property & equipment	23,000

Intangible assets:
Licenses for the right to hold fight events	49,200

Total fair value of identifiable net assets	$72,200

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The intangible assets - licenses are being amortized over their estimated life, currently expected to be five years.

One More Gym LLC

On January 6, 2020, the Company completed an acquisition of 100% of the equity interest in One More Gym LLC (“1MG”), a gym. The purchase price was $30,000 in cash and 6,000,000 shares of Restricted Common Stock (valued at $31,800 or $0.0053 per share), 6,000,000 shares to be issued to BHC Management LLC, the seller of the equity interest in the acquisition. As of June 30, 2020, the Company owes $10,000 in cash consideration to BHC Management.

Consideration
Cash	$30,000
6,000,000 shares of common stock issued to the sellers valued using an observable market price	31,800
Total consideration	$61,800

Fair values of identifiable net assets:
Property & equipment:
Cash	$2,392
Gym equipment	149,703
Inventory	10,000

Intangible assets:
Customer relationships	83,000

Fair value of liabilities assumed:
Liabilities	130,712

Fair value of net identifiable assets (liabilities) acquired	$114,383

Gain on bargain purchase	$52,583

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The intangible assets – customer relationships are being amortized over their estimated life, currently expected to be three years.

CFit Indiana Inc.

On October 6, 2020, the Company completed an acquisition of 100% of the equity interest in CFit Indiana, Inc., doing business as Charter Fitness, a gym. Charter Fitness has two locations: one is Merrillville, Indiana and the other in Valparaiso, Indiana. The purchase price was $115,000 in cash.

Consideration
Cash	$115,000

Fair values of identifiable net assets:
Property & equipment:
Gym equipment	$133,850

Intangible assets:
Customer relationships	73,020

Total fair value of identifiable net assets	$206,870

Gain on bargain purchase	$91,870

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The fair value of the net identifiable assets consisted of gym equipment of $133,850. The Company assigned a fair value of $73,020 in intangible assets – customer relationships. The intangible assets – customer relationships are being amortized over their estimated life, currently expected to be three years. The Company recorded a gain on bargain purchase of $91,870.

Hillcrest Fitness, LLC

On December 1, 2020, the Company entered into an agreement for the acquisition of 100% of the equity interest in Hillcrest Fitness LLC. The purchase price is $100,000 in cash. The acquisition closed in January 2021. As part of the acquisition, the Company assumed an SBA loan in the amount of $35,400. However, the seller has agreed to repay the loan once it becomes due. The Company has recorded a loan payable in the amount of $35,400 with a corresponding loan receivable in the amount of $35,400.

Consideration
Cash	$100,000

Fair values of identifiable net assets:
Property & equipment:
Gym equipment	$85,989

Intangible assets:
Customer relationships	14,011

Total fair value of identifiable net assets	$100,000

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The fair value of the net identifiable assets consisted of gym equipment of $85,989. The Company assigned a fair value of $14,011 in intangible assets – customer relationships. The intangible assets – customer relationships are being amortized over their estimated life, currently expected to be three years.